Related Party Transactions (Tables)	12 Months Ended
Feb. 28, 2019
Related Party Transactions [Abstract]
Schedule of Major Related Parties and their Relationship with Group

The table below sets forth the major related parties and their relationships with the Group:

Name of related parties	Relationship with the group
Shanghai Fuxi Network Co.， Ltd.	Entities controlled by Tian Peiqing, Chairman of the Group
Shanghai Jiaxin Travel Agency	Entities controlled by Tian Peiqing, Chairman of the Group
Shanghai Zhendou Technology Co., Ltd.	Equity method investee of the Group
Mao Zhendong	Non-controlling interests shareholder of Suzhou Four Seasons, a subsidiary of a VIE of the Company
Ju Yiming	Non-controlling interests shareholder of Changzhou Fuxi, a subsidiary of a VIE of the Company
Liu Wei	Non-controlling interests shareholder of Shenzhen Four Seasons, a subsidiary of a VIE of the Company
Gao Kaozhen	Non-controlling interests shareholder of Fantasy, a newly acquired subsidiary
Li Huarong	Non-controlling interests shareholder of Chongqing Jianzhi, a newly acquired subsidiary
Huang Zhijian	Non-controlling interests shareholder of Chongqing Jianzhi, a newly acquired subsidiary
Zhang Xianmin	Non-controlling interests shareholder of Chongqing Jianzhi, a newly acquired subsidiary

Schedule of Transactions With Related Parties

The Group entered into the following transactions with its related parties:

	For the year ended
	February 28	February 28	February 28
	2017	2018	2019
	RMB	RMB	RMB	USD
Purchases of services provided by other entities controlled by Mr. Tian are as below
Shanghai Fuxi Network Co., Ltd.	3,613	3,884	—	—
Shanghai Jiaxin Travel Agency	608	579	610	91
Total	4,221	4,463	610	91

Services provided to other entities controlled by Mr. Tian is as below
Shanghai Fuxi Network Co., Ltd.	—	5,472	225	34
Shanghai Zhendou Technology Co., Ltd.	—	—	53	8
Total	—	5,472	278	42

Schedule of Amounts Owed from and To Related Parties

The following tables present amounts due from and to related parties as of February 28, 2018 and 2019:

	As at February 28
	2018	2019
	RMB	RMB	USD
Amounts due from related parties
Shanghai Fuxi Network Co., Ltd. (1)	—	62	9
Shanghai Zhendou Technology Co., Ltd. (2)	—	57	9
Total	—	119	18

Amounts due from related parties are non-interest bearing, unsecured, and due on demand.

(1)	The amount due from Shanghai Fuxi Network Co., Ltd. represents the receivable from providing services related to live courses collaboration.
(2)	The amount due from Shanghai Zhendou Technology Co., Ltd. represents receivable from providing school operating services.

	As at February 28
	2018	2019
	RMB	RMB	USD
Amounts due to related parties
Mao Zhendong (1)	300	300	45
Ju Yiming (1)	90	90	13
Liu Wei (1)	—	214	32
Gao Kaozhen (2)	—	5,400	807
Li Huarong (3)	—	1,575	235
Huang Zhijian (3)	—	1,570	235
Zhang Xianmin (3)	—	1,570	235
Total	390	10,719	1,602
(1)

As of February 28, 2019, amounts due to Mao Zhengdong, Ju Yiming and Liu Wei represent the loan borrowed from non-controlling interest shareholders, which were non-interest bearing, unsecured, and due on demand.

(2)	The amount due to Gao Kaozhen represents consideration payable for the acquisition of Fantasy (Note 3).
(3)	The amounts due to Li Huarong, Huang Zhijian and Zhang Xianmin represent consideration payable for the acquisition of Chongqing Jianzhi (Note 3).